Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Operating Expenses:
Research and development expenses	$ 596,341	$ 2,051,623
General and administrative expenses	2,462,613	2,788,711
Total Operating Expenses	3,058,954	4,840,334
Loss From Operations	(3,058,954)	(4,840,334)
Other Income
Gain on change in value of contingent liability	146,000	6,275
Interest income	5,115	295
Total Other Income	151,115	6,570
Loss Before Provision For Income Taxes	(2,907,839)	(4,833,764)
Benefit from income taxes
Net Loss	$ (2,907,839)	$ (4,833,764)
Net loss per share, basic and diluted (in Dollars per share)	$ (0.13)	$ (0.3)
Weighted average shares, basic and diluted (in Shares)	23,151,193	15,911,897